Description of the Business and Group Composition - Summary of Subsidiaries Included in Consolidation Together with Related Percentages of Ownership and Other Information (Detail)
₽ in Thousands, € in Thousands, ₨ in Thousands, ¥ in Thousands, ¥ in Thousands, £ in Thousands, SFr in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, in Thousands
		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018 EUR (€)	Dec. 31, 2017	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 RON ( )	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2018 INR (₨)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 AUD ($)
Italsofa Nordeste S/A [member] | Manufacturing and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital | R$				R$ 157,654,283
Ownership registered office		Salvador de Bahia, Brazil
Natuzzi (China) Ltd [member] | Manufacturing and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital | ¥					¥ 106,414,300
Ownership registered office		Shanghai, China
Italsofa Romania S.r.l. [member] | Manufacturing and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital |						109,271,750
Ownership registered office		Baia Mare, Romania
Natco S.p.A. [member] | Intragroup leather dyeing and finishing [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.99%	99.99%	99.99%
Share/quota capital		€ 4,420,000
Ownership registered office		Santeramo in Colle, Italy
I.M.P.E. S.p.A. [member] | Production and distribution of Polyurethane foam [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital		€ 1,000,000
Ownership registered office		Bari, Italy
Nacon S.p.A. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital		€ 2,800,000
Ownership registered office		Santeramo in Colle, Italy
Lagene S.r.l. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital		€ 10,000
Ownership registered office		Santeramo in Colle, Italy
Natuzzi Americas Inc. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital | $							$ 89
Ownership registered office		High Point, N. Carolina, USA
Natuzzi Iberica S.A. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital		€ 386,255
Ownership registered office		Madrid, Spain
Natuzzi Switzerland AG [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital | SFr								SFr 2,000,000
Ownership registered office		Dietikon, Switzerland
Natuzzi Benelux S.A. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%		100.00%
Share/quota capital		€ 312,000
Ownership registered office		Herentals, Belgium
Natuzzi Germany Gmbh [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital		€ 25,000
Ownership registered office		Köln, Germany
Natuzzi Japan KK [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital | ¥									¥ 28,000,000
Ownership registered office		Tokyo, Japan
Natuzzi Services Limited [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital | £										£ 25,349,353
Ownership registered office		London, UK
Natuzzi Trading (Shanghai) Co., Ltd [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%		100.00%
Share/quota capital | ¥					13,891,783
Ownership registered office		Shanghai, China
Natuzzi Russia OOO [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital | ₽											₽ 109,138
Ownership registered office		Moscow, Russia
Natuzzi India Furniture PVT Ltd [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital | ₨												₨ 16,200,000
Ownership registered office		New Delhi, India
Natuzzi Florida LLC [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%	51.00%	51.00%
Share/quota capital | $							$ 4,155,186
Ownership registered office		High Point, N. Carolina, USA
Natmex S.DE.R.L.DE.C.V [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.00%	99.00%
Share/quota capital | $													$ 69,195,993
Ownership registered office		Mexico City, Mexico
Natuzzi France S.a.s. [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital		€ 200,100
Ownership registered office		Paris, France
Softaly (Furniture) Shanghai Co. Ltd [member] | Services and distribution [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	96.50%	96.50%	96.50%
Share/quota capital | ¥					100,000
Ownership registered office		Shanghai, China
Natuzzi Netherlands Holding [member] | Investment holding [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital		€ 34,605,000
Ownership registered office		Amsterdam, Holland
New Comfort S.r.l. [member] | Dormant [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital		€ 20,000
Ownership registered office		Santeramo in Colle, Italy
Italsofa Shanghai Ltd [member] | Dormant [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	96.50%	96.50%	96.50%
Share/quota capital | ¥					¥ 124,154,580
Ownership registered office		Shanghai, China
Natuzzi Trade Service S.r.l. [member] | Dormant [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital		€ 14,000,000
Ownership registered office		Santeramo in Colle, Italy
Natuzzi Oceania PTI Ltd [member] | Dormant [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Share/quota capital | $														$ 320,002
Ownership registered office		Sydney, Australia